Real Estate and Accumulated Depreciation Schedule of Real Estate and Accumulated Depreciation (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Real Estate and Accumulated Depreciation [Line Items]
Type	Office
Location	Reston, VA
Encumbrances	$ 4,449,734,000	[1]
Original Land	4,303,172,000
Original Building	10,631,057,000
Costs Capitalized Subsequent to Acquisition	4,019,372,000
Land and improvements	4,450,532,000
Buildings and Improvements	12,682,514,000
Land Held for Development	297,376,000
Development and Construction in Progress	1,523,179,000
Total	18,953,601,000
Accumulated Depreciation	3,145,701,000
Furniture, fixtures and equipment	25,164,000		23,441,000
Furniture, fixtures and equipment accumulated depreciation	15,870,000
Real Estate Aggregate Cost For Tax Purposes	14,800,000,000
Real Estate Aggregate Accumulated Depreciation For Tax Purposes	2,600,000,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years 0 months 0 days
Unamoritized balance of histroical fair value adjustments	191,204,000
767 5th Avenue (The General Motors Building) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	767 Fifth Avenue (The General Motors Building)
Type	Office
Location	New York, NY
Encumbrances	1,463,143,000
Original Land	1,796,252,000
Original Building	1,532,654,000
Costs Capitalized Subsequent to Acquisition	4,481,000
Land and improvements	1,796,252,000
Buildings and Improvements	1,537,135,000
Land Held for Development	0
Development and Construction in Progress	0
Total	3,333,387,000
Accumulated Depreciation	28,901,000
Year(s) built / renovated	1968
Depreciable Lives (Years)	-1	[2]
Embarcadero Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Embarcadero Center
Type	Office
Location	San Francisco, CA
Encumbrances	360,133,000
Original Land	179,697,000
Original Building	847,410,000
Costs Capitalized Subsequent to Acquisition	314,292,000
Land and improvements	195,985,000
Buildings and Improvements	1,145,414,000
Land Held for Development	0
Development and Construction in Progress	0
Total	1,341,399,000
Accumulated Depreciation	472,324,000
Year(s) built / renovated	1970/1989
Depreciable Lives (Years)	-1	[2]
Prudential Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Prudential Center
Type	Office
Location	Boston, MA
Original Land	92,077,000
Original Building	734,594,000
Costs Capitalized Subsequent to Acquisition	354,501,000
Land and improvements	107,426,000
Buildings and Improvements	1,057,815,000
Land Held for Development	15,931,000
Development and Construction in Progress	0
Total	1,181,172,000
Accumulated Depreciation	398,909,000
Year(s) built / renovated	1965/1993/2002
Depreciable Lives (Years)	-1	[2]
399 Park Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	399 Park Avenue
Type	Office
Location	New York, NY
Original Land	339,200,000
Original Building	700,358,000
Costs Capitalized Subsequent to Acquisition	107,604,000
Land and improvements	354,107,000
Buildings and Improvements	793,055,000
Land Held for Development	0
Development and Construction in Progress	0
Total	1,147,162,000
Accumulated Depreciation	219,938,000
Year(s) built / renovated	1961
Depreciable Lives (Years)	-1	[2]
601 Lexington Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	601 Lexington Avenue
Type	Office
Location	New York, NY
Encumbrances	722,253,000
Original Land	241,600,000
Original Building	494,782,000
Costs Capitalized Subsequent to Acquisition	217,155,000
Land and improvements	289,639,000
Buildings and Improvements	663,898,000
Land Held for Development	0
Development and Construction in Progress	0
Total	953,537,000
Accumulated Depreciation	205,721,000
Year(s) built / renovated	1977/1997
Depreciable Lives (Years)	-1	[2]
The John Hancock Tower And Garage [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	The John Hancock Tower and Garage
Type	Office
Location	Boston, MA
Encumbrances	652,933,000
Original Land	219,543,000
Original Building	667,884,000
Costs Capitalized Subsequent to Acquisition	57,420,000
Land and improvements	219,616,000
Buildings and Improvements	724,812,000
Land Held for Development	419,000
Development and Construction in Progress	0
Total	944,847,000
Accumulated Depreciation	78,366,000
Year(s) built / renovated	1976
Depreciable Lives (Years)	-1	[2]
Times Square Tower [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Times Square Tower
Type	Office
Location	New York, NY
Original Land	165,413,000
Original Building	380,438,000
Costs Capitalized Subsequent to Acquisition	85,146,000
Land and improvements	169,193,000
Buildings and Improvements	461,804,000
Land Held for Development	0
Development and Construction in Progress	0
Total	630,997,000
Accumulated Depreciation	137,934,000
Year(s) built / renovated	2004
Depreciable Lives (Years)	-1	[2]
100 Federal Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	100 Federal Street
Type	Office
Location	Boston, MA
Original Land	131,067,000
Original Building	435,954,000
Costs Capitalized Subsequent to Acquisition	6,020,000
Land and improvements	131,067,000
Buildings and Improvements	441,760,000
Land Held for Development	214,000
Development and Construction in Progress	0
Total	573,041,000
Accumulated Depreciation	29,060,000
Year(s) built / renovated	1971-1975
Depreciable Lives (Years)	-1	[2]
Carnegie Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Carnegie Center
Type	Office
Location	Princeton, NJ
Original Land	105,107,000
Original Building	377,259,000
Costs Capitalized Subsequent to Acquisition	66,866,000
Land and improvements	103,064,000
Buildings and Improvements	443,817,000
Land Held for Development	2,206,000
Development and Construction in Progress	145,000
Total	549,232,000
Accumulated Depreciation	169,587,000
Year(s) built / renovated	1983-1999
Depreciable Lives (Years)	-1	[2]
Atlantic Wharf [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Atlantic Wharf
Type	Office
Location	Boston, MA
Original Land	63,988,000
Original Building	454,537,000
Costs Capitalized Subsequent to Acquisition	11,644,000
Land and improvements	63,988,000
Buildings and Improvements	466,181,000
Land Held for Development	0
Development and Construction in Progress	0
Total	530,169,000
Accumulated Depreciation	39,697,000
Year(s) built / renovated	2011
Depreciable Lives (Years)	-1	[2]
Fountain Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Fountain Square
Type	Office
Location	Reston, VA
Encumbrances	226,604,000
Original Land	56,853,000
Original Building	306,298,000
Costs Capitalized Subsequent to Acquisition	3,877,000
Land and improvements	56,853,000
Buildings and Improvements	310,175,000
Land Held for Development	0
Development and Construction in Progress	0
Total	367,028,000
Accumulated Depreciation	15,460,000
Year(s) built / renovated	1986-1990
Depreciable Lives (Years)	-1	[2]
510 Madison Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	510 Madison Avenue
Type	Office
Location	New York, NY
Original Land	103,000,000
Original Building	253,665,000
Costs Capitalized Subsequent to Acquisition	6,309,000
Land and improvements	103,000,000
Buildings and Improvements	259,974,000
Land Held for Development	0
Development and Construction in Progress	0
Total	362,974,000
Accumulated Depreciation	15,901,000
Year(s) built / renovated	2012
Depreciable Lives (Years)	-1	[2]
599 Lexington Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	599 Lexington Avenue
Type	Office
Location	New York, NY
Encumbrances	750,000,000
Original Land	81,040,000
Original Building	100,507,000
Costs Capitalized Subsequent to Acquisition	123,179,000
Land and improvements	87,852,000
Buildings and Improvements	216,874,000
Land Held for Development	0
Development and Construction in Progress	0
Total	304,726,000
Accumulated Depreciation	144,094,000
Year(s) built / renovated	1986
Depreciable Lives (Years)	-1	[2]
Gateway Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Gateway Center
Type	Office
Location	San Francisco, CA
Original Land	28,255,000
Original Building	139,245,000
Costs Capitalized Subsequent to Acquisition	51,330,000
Land and improvements	30,627,000
Buildings and Improvements	188,203,000
Land Held for Development	0
Development and Construction in Progress	0
Total	218,830,000
Accumulated Depreciation	80,461,000
Year(s) built / renovated	1984/1986/2002
Depreciable Lives (Years)	-1	[2]
Bay Colony Corporate Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Bay Colony Corporate Center
Type	Office
Location	Waltham, MA
Original Land	18,789,000
Original Building	148,451,000
Costs Capitalized Subsequent to Acquisition	47,332,000
Land and improvements	18,789,000
Buildings and Improvements	195,783,000
Land Held for Development	0
Development and Construction in Progress	0
Total	214,572,000
Accumulated Depreciation	21,339,000
Year(s) built / renovated	1985-1989
Depreciable Lives (Years)	-1	[2]
South of Market and Democracy Tower [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	South of Market and Democracy Tower
Type	Office
Location	Reston, VA
Original Land	13,603,000
Original Building	237,479,000
Costs Capitalized Subsequent to Acquisition	9,790,000
Land and improvements	13,687,000
Buildings and Improvements	247,185,000
Development and Construction in Progress	0
Accumulated Depreciation	50,831,000
Year(s) built / renovated	2008-2009
Depreciable Lives (Years)	-1	[2]
Mountain View Research [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Mountain View Research Park
Type	Office
Location	Mountain View, CA
Original Land	106,162,000
Original Building	76,137,000
Costs Capitalized Subsequent to Acquisition	2,196,000
Land and improvements	106,162,000
Buildings and Improvements	78,333,000
Land Held for Development	0
Development and Construction in Progress	0
Total	184,495,000
Accumulated Depreciation	3,013,000
Year(s) built / renovated	1977-1981/2007-2013
Depreciable Lives (Years)	-1	[2]
2200 Pennsylvania Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	2200 Pennsylvania Avenue
Type	Office
Location	Washington, DC
Original Building	183,541,000
Costs Capitalized Subsequent to Acquisition	3,767,000
Land and improvements	0
Buildings and Improvements	187,308,000
Land Held for Development	0
Development and Construction in Progress	0
Total	187,308,000
Accumulated Depreciation	18,185,000
Year(s) built / renovated	2011
Depreciable Lives (Years)	-1	[2]
One and Two Patriots Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	One and Two Patriots Park
Original Land	18,429,000
Original Building	126,315,000
Costs Capitalized Subsequent to Acquisition	34,994,000
Land and improvements	22,352,000
Buildings and Improvements	157,386,000
Land Held for Development	0
Development and Construction in Progress	0
Total	179,738,000
Accumulated Depreciation	7,032,000
Year(s) built / renovated	1987/1988/2012/2013
Depreciable Lives (Years)	-1	[2]
Reservoir Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Reservoir Place
Type	Office
Location	Waltham, MA
Original Land	18,605,000
Original Building	92,619,000
Costs Capitalized Subsequent to Acquisition	27,446,000
Land and improvements	20,118,000
Buildings and Improvements	118,552,000
Land Held for Development	0
Development and Construction in Progress	0
Total	138,670,000
Accumulated Depreciation	52,829,000
Year(s) built / renovated	1955/1987
Depreciable Lives (Years)	-1	[2]
3200 Zanker Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	3200 Zanker Road
Type	Office
Location	San Jose, CA
Original Land	36,705,000
Original Building	82,863,000
Costs Capitalized Subsequent to Acquisition	24,669,000
Land and improvements	36,997,000
Buildings and Improvements	103,496,000
Land Held for Development	3,744,000
Development and Construction in Progress	0
Total	144,237,000
Accumulated Depreciation	23,165,000
Year(s) built / renovated	1988
Depreciable Lives (Years)	-1	[2]
505 9th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	505 9th Street
Type	Office
Location	Washington, DC
Encumbrances	121,360,000
Original Land	38,885,000
Original Building	83,719,000
Costs Capitalized Subsequent to Acquisition	5,692,000
Land and improvements	42,082,000
Buildings and Improvements	86,214,000
Land Held for Development	0
Development and Construction in Progress	0
Total	128,296,000
Accumulated Depreciation	20,358,000
Year(s) built / renovated	2007
Depreciable Lives (Years)	-1	[2]
1333 New Hampshire Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	1333 New Hampshire Avenue
Type	Office
Location	Washington, DC
Original Land	34,032,000
Original Building	85,660,000
Costs Capitalized Subsequent to Acquisition	9,061,000
Land and improvements	35,394,000
Buildings and Improvements	93,359,000
Land Held for Development	0
Development and Construction in Progress	0
Total	128,753,000
Accumulated Depreciation	30,392,000
Year(s) built / renovated	1996
Depreciable Lives (Years)	-1	[2]
Kingstowne Towne Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Kingstowne Towne Center
Type	Office
Location	Alexandria, VA
Encumbrances	33,338,000
Original Land	18,021,000
Original Building	109,038,000
Costs Capitalized Subsequent to Acquisition	742,000
Land and improvements	18,062,000
Buildings and Improvements	109,739,000
Land Held for Development	0
Development and Construction in Progress	0
Total	127,801,000
Accumulated Depreciation	26,526,000
Year(s) built / renovated	2003-2006
Depreciable Lives (Years)	-1	[2]
Capital Gallery [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Capital Gallery
Type	Office
Location	Washington, DC
Original Land	4,725,000
Original Building	29,565,000
Costs Capitalized Subsequent to Acquisition	86,993,000
Land and improvements	8,662,000
Buildings and Improvements	112,621,000
Land Held for Development	0
Development and Construction in Progress	0
Total	121,283,000
Accumulated Depreciation	50,217,000
Year(s) built / renovated	1981/2006
Depreciable Lives (Years)	-1	[2]
1330 Connecticut Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	1330 Connecticut Avenue
Type	Office
Location	Washington, DC
Original Land	25,982,000
Original Building	82,311,000
Costs Capitalized Subsequent to Acquisition	16,286,000
Land and improvements	27,135,000
Buildings and Improvements	97,444,000
Land Held for Development	0
Development and Construction in Progress	0
Total	124,579,000
Accumulated Depreciation	29,518,000
Year(s) built / renovated	1984
Depreciable Lives (Years)	-1	[2]
601 Massachusetts Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	601 Massachusetts Avenue
Type	Development
Location	Washington, DC
Costs Capitalized Subsequent to Acquisition	121,694,000
Land and improvements	0
Buildings and Improvements	0
Land Held for Development	0
Development and Construction in Progress	121,694,000
Total	121,694,000
Accumulated Depreciation	0
Year(s) built / renovated	N/A
Depreciable Lives (Years)	N/A
535 Mission [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	535 Mission Street
Type	Development
Location	San Francisco, CA
Costs Capitalized Subsequent to Acquisition	113,274,000
Land and improvements	0
Buildings and Improvements	0
Land Held for Development	0
Development and Construction in Progress	113,274,000
Total	113,274,000
Accumulated Depreciation	0
Year(s) built / renovated	N/A
Depreciable Lives (Years)	N/A
Weston Corporate Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Weston Corporate Center
Type	Office
Location	Weston, MA
Original Land	25,753,000
Original Building	92,312,000
Costs Capitalized Subsequent to Acquisition	(123,000)
Land and improvements	25,854,000
Buildings and Improvements	92,088,000
Land Held for Development	0
Development and Construction in Progress	0
Total	117,942,000
Accumulated Depreciation	10,921,000
Year(s) built / renovated	2010
Depreciable Lives (Years)	-1	[2]
One Freedom Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	One Freedom Square
Type	Office
Location	Reston, VA
Encumbrances	0
Original Land	9,929,000
Original Building	84,504,000
Costs Capitalized Subsequent to Acquisition	16,666,000
Land and improvements	11,293,000
Buildings and Improvements	99,806,000
Land Held for Development	0
Development and Construction in Progress	0
Total	111,099,000
Accumulated Depreciation	32,827,000
Year(s) built / renovated	2000
Depreciable Lives (Years)	-1	[2]
One And Two Reston Overlook [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	One and Two Reston Overlook
Type	Office
Location	Reston, VA
Encumbrances	0
Original Land	16,456,000
Original Building	66,192,000
Costs Capitalized Subsequent to Acquisition	26,635,000
Land and improvements	17,561,000
Buildings and Improvements	91,722,000
Land Held for Development	0
Development and Construction in Progress	0
Total	109,283,000
Accumulated Depreciation	31,144,000
Year(s) built / renovated	1999
Depreciable Lives (Years)	-1	[2]
Two Freedom Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Two Freedom Square
Type	Office
Location	Reston, VA
Encumbrances	0
Original Land	13,930,000
Original Building	77,739,000
Costs Capitalized Subsequent to Acquisition	13,816,000
Land and improvements	15,420,000
Buildings and Improvements	90,065,000
Land Held for Development	0
Development and Construction in Progress	0
Total	105,485,000
Accumulated Depreciation	37,294,000
Year(s) built / renovated	2001
Depreciable Lives (Years)	-1	[2]
Seven Cambridge Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Seven Cambridge Center
Type	Office
Location	Cambridge, MA
Encumbrances	0
Original Land	3,457,000
Original Building	97,136,000
Costs Capitalized Subsequent to Acquisition	2,880,000
Land and improvements	4,125,000
Buildings and Improvements	99,348,000
Land Held for Development	0
Development and Construction in Progress	0
Total	103,473,000
Accumulated Depreciation	47,498,000
Year(s) built / renovated	2006
Depreciable Lives (Years)	-1	[2]
Discovery Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Discovery Square
Type	Office
Location	Reston, VA
Encumbrances	0
Original Land	11,198,000
Original Building	71,782,000
Costs Capitalized Subsequent to Acquisition	16,189,000
Land and improvements	12,533,000
Buildings and Improvements	86,636,000
Land Held for Development	0
Development and Construction in Progress	0
Total	99,169,000
Accumulated Depreciation	28,865,000
Year(s) built / renovated	2001
Depreciable Lives (Years)	-1	[2]
140 Kendrick Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	140 Kendrick Street
Type	Office
Location	Needham, MA
Encumbrances	0
Original Land	18,095,000
Original Building	66,905,000
Costs Capitalized Subsequent to Acquisition	14,759,000
Land and improvements	19,092,000
Buildings and Improvements	80,667,000
Land Held for Development	0
Development and Construction in Progress	0
Total	99,759,000
Accumulated Depreciation	17,433,000
Year(s) built / renovated	2000
Depreciable Lives (Years)	-1	[2]
Five Cambridge Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Five Cambridge Center
Type	Office
Location	Cambridge, MA
Encumbrances	0
Original Land	18,863,000
Original Building	53,346,000
Costs Capitalized Subsequent to Acquisition	29,762,000
Land and improvements	21,173,000
Buildings and Improvements	80,798,000
Land Held for Development	0
Development and Construction in Progress	0
Total	101,971,000
Accumulated Depreciation	19,158,000
Year(s) built / renovated	1981/1996
Depreciable Lives (Years)	-1	[2]
77 CityPoint [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	77 CityPoint
Type	Office
Location	Waltham, MA
Encumbrances	0
Original Land	13,847,000
Original Building	60,383,000
Costs Capitalized Subsequent to Acquisition	3,160,000
Land and improvements	13,873,000
Buildings and Improvements	63,517,000
Land Held for Development	0
Development and Construction in Progress	0
Total	77,390,000
Accumulated Depreciation	12,301,000
Year(s) built / renovated	2008
Depreciable Lives (Years)	-1	[2]
North First Business Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	North First Business Park
Type	Office
Location	San Jose, CA
Encumbrances	0
Original Land	58,402,000
Original Building	13,069,000
Costs Capitalized Subsequent to Acquisition	4,010,000
Land and improvements	23,377,000
Buildings and Improvements	16,215,000
Land Held for Development	35,889,000
Development and Construction in Progress	0
Total	75,481,000
Accumulated Depreciation	10,208,000
Year(s) built / renovated	1981
Depreciable Lives (Years)	-1	[2]
230 CityPoint [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	230 CityPoint
Type	Office
Location	Waltham, MA
Encumbrances	0
Original Land	13,189,000
Original Building	49,823,000
Costs Capitalized Subsequent to Acquisition	13,102,000
Land and improvements	13,593,000
Buildings and Improvements	62,521,000
Land Held for Development	0
Development and Construction in Progress	0
Total	76,114,000
Accumulated Depreciation	17,601,000
Year(s) built / renovated	1992
Depreciable Lives (Years)	-1	[2]
Four Cambridge Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Four Cambridge Center
Type	Office
Location	Cambridge, MA
Encumbrances	0
Original Land	19,104,000
Original Building	52,078,000
Costs Capitalized Subsequent to Acquisition	11,872,000
Land and improvements	20,785,000
Buildings and Improvements	62,269,000
Land Held for Development	0
Development and Construction in Progress	0
Total	83,054,000
Accumulated Depreciation	10,761,000
Year(s) built / renovated	1983/1998
Depreciable Lives (Years)	-1	[2]
Waltham Weston Corporate Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Waltham Weston Corporate Center
Type	Office
Location	Waltham, MA
Encumbrances	0
Original Land	10,385,000
Original Building	60,694,000
Costs Capitalized Subsequent to Acquisition	8,462,000
Land and improvements	11,097,000
Buildings and Improvements	68,444,000
Land Held for Development	0
Development and Construction in Progress	0
Total	79,541,000
Accumulated Depreciation	21,709,000
Year(s) built / renovated	2003
Depreciable Lives (Years)	-1	[2]
2440 West El Camino Real [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	2440 West El Camino Real
Type	Office
Location	Mountain View, CA
Encumbrances	0
Original Land	16,741,000
Original Building	51,285,000
Costs Capitalized Subsequent to Acquisition	502,000
Land and improvements	16,741,000
Buildings and Improvements	51,787,000
Land Held for Development	0
Development and Construction in Progress	0
Total	68,528,000
Accumulated Depreciation	4,390,000
Year(s) built / renovated	1987/2003
Depreciable Lives (Years)	-1	[2]
Wisconsin Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Wisconsin Place
Type	Office
Location	Chevy Chase, MD
Encumbrances	0
Original Land	0
Original Building	53,349,000
Costs Capitalized Subsequent to Acquisition	12,787,000
Land and improvements	0
Buildings and Improvements	66,136,000
Land Held for Development	0
Development and Construction in Progress	0
Total	66,136,000
Accumulated Depreciation	11,573,000
Year(s) built / renovated	2009
Depreciable Lives (Years)	-1	[2]
Reston Corporate Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Reston Corporate Center
Type	Office
Location	Reston, VA
Encumbrances	0
Original Land	9,135,000
Original Building	50,857,000
Costs Capitalized Subsequent to Acquisition	5,346,000
Land and improvements	10,148,000
Buildings and Improvements	55,190,000
Land Held for Development	0
Development and Construction in Progress	0
Total	65,338,000
Accumulated Depreciation	21,034,000
Year(s) built / renovated	1984
Depreciable Lives (Years)	-1	[2]
New Dominion Technology Park, Bldg. Two [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	New Dominion Technology Park, Bldg. Two
Type	Office
Location	Herndon, VA
Encumbrances	63,000,000
Original Land	5,584,000
Original Building	51,868,000
Costs Capitalized Subsequent to Acquisition	3,894,000
Land and improvements	6,510,000
Buildings and Improvements	54,836,000
Land Held for Development	0
Development and Construction in Progress	0
Total	61,346,000
Accumulated Depreciation	16,557,000
Year(s) built / renovated	2004
Depreciable Lives (Years)	-1	[2]
Sumner Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Sumner Square
Type	Office
Location	Washington, DC
Encumbrances	0
Original Land	624,000
Original Building	28,745,000
Costs Capitalized Subsequent to Acquisition	23,679,000
Land and improvements	1,478,000
Buildings and Improvements	51,570,000
Land Held for Development	0
Development and Construction in Progress	0
Total	53,048,000
Accumulated Depreciation	23,282,000
Year(s) built / renovated	1985
Depreciable Lives (Years)	-1	[2]
New Dominion Technology Park, Bldg. One [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	New Dominion Technology Park, Bldg. One
Type	Office
Location	Herndon, VA
Encumbrances	43,278,000
Original Land	3,880,000
Original Building	43,227,000
Costs Capitalized Subsequent to Acquisition	3,882,000
Land and improvements	4,583,000
Buildings and Improvements	46,406,000
Land Held for Development	0
Development and Construction in Progress	0
Total	50,989,000
Accumulated Depreciation	19,584,000
Year(s) built / renovated	2001
Depreciable Lives (Years)	-1	[2]
200 West Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	200 West Street
Type	Office
Location	Waltham, MA
Encumbrances	0
Original Land	16,148,000
Original Building	24,983,000
Costs Capitalized Subsequent to Acquisition	8,568,000
Land and improvements	16,813,000
Buildings and Improvements	32,886,000
Land Held for Development	0
Development and Construction in Progress	0
Total	49,699,000
Accumulated Depreciation	14,834,000
Year(s) built / renovated	1999
Depreciable Lives (Years)	-1	[2]
191 Spring Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	191 Spring Street
Type	Office
Location	Lexington, MA
Encumbrances	0
Original Land	2,850,000
Original Building	27,166,000
Costs Capitalized Subsequent to Acquisition	18,558,000
Land and improvements	3,151,000
Buildings and Improvements	45,423,000
Land Held for Development	0
Development and Construction in Progress	0
Total	48,574,000
Accumulated Depreciation	29,636,000
Year(s) built / renovated	1971/1995
Depreciable Lives (Years)	-1	[2]
University Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	University Place
Type	Office
Location	Cambridge, MA
Encumbrances	13,692,000
Original Land	0
Original Building	37,091,000
Costs Capitalized Subsequent to Acquisition	6,785,000
Land and improvements	390,000
Buildings and Improvements	43,486,000
Land Held for Development	0
Development and Construction in Progress	0
Total	43,876,000
Accumulated Depreciation	20,692,000
Year(s) built / renovated	1985
Depreciable Lives (Years)	-1	[2]
2600 Tower Oaks Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	2600 Tower Oaks Boulevard
Type	Office
Location	Rockville, MD
Encumbrances	0
Original Land	4,243,000
Original Building	31,125,000
Costs Capitalized Subsequent to Acquisition	8,257,000
Land and improvements	4,785,000
Buildings and Improvements	38,840,000
Land Held for Development	0
Development and Construction in Progress	0
Total	43,625,000
Accumulated Depreciation	16,576,000
Year(s) built / renovated	2001
Depreciable Lives (Years)	-1	[2]
Quorum Office Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Quorum Office Park
Type	Office
Location	Chelmsford, MA
Encumbrances	0
Original Land	3,750,000
Original Building	32,454,000
Costs Capitalized Subsequent to Acquisition	5,672,000
Land and improvements	5,187,000
Buildings and Improvements	36,689,000
Land Held for Development	0
Development and Construction in Progress	0
Total	41,876,000
Accumulated Depreciation	12,748,000
Year(s) built / renovated	2001
Depreciable Lives (Years)	-1	[2]
One Cambridge Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	One Cambridge Center
Type	Office
Location	Cambridge, MA
Encumbrances	0
Original Land	134,000
Original Building	25,110,000
Costs Capitalized Subsequent to Acquisition	20,608,000
Land and improvements	548,000
Buildings and Improvements	45,304,000
Land Held for Development	0
Development and Construction in Progress	0
Total	45,852,000
Accumulated Depreciation	24,914,000
Year(s) built / renovated	1987
Depreciable Lives (Years)	-1	[2]
Three Patriots Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Three Patriots Park
Type	Office
Location	Reston, VA
Encumbrances	0
Original Land	3,594,000
Original Building	32,977,000
Costs Capitalized Subsequent to Acquisition	3,013,000
Land and improvements	4,009,000
Buildings and Improvements	35,575,000
Land Held for Development	0
Development and Construction in Progress	0
Total	39,584,000
Accumulated Depreciation	12,465,000
Year(s) built / renovated	2006
Depreciable Lives (Years)	-1	[2]
500 E Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	500 E Street
Type	Office
Location	Washington, DC
Encumbrances	0
Original Land	109,000
Original Building	22,420,000
Costs Capitalized Subsequent to Acquisition	12,854,000
Land and improvements	2,379,000
Buildings and Improvements	33,004,000
Land Held for Development	0
Development and Construction in Progress	0
Total	35,383,000
Accumulated Depreciation	20,633,000
Year(s) built / renovated	1987
Depreciable Lives (Years)	-1	[2]
Eight Cambridge Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Eight Cambridge Center
Type	Office
Location	Cambridge, MA
Encumbrances	0
Original Land	850,000
Original Building	25,042,000
Costs Capitalized Subsequent to Acquisition	8,507,000
Land and improvements	1,323,000
Buildings and Improvements	33,076,000
Land Held for Development	0
Development and Construction in Progress	0
Total	34,399,000
Accumulated Depreciation	11,139,000
Year(s) built / renovated	1999
Depreciable Lives (Years)	-1	[2]
Mountain View Technology [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Mountain View Technology Park
Type	Office
Location	Mountain View, CA
Encumbrances	0
Original Land	20,359,000
Original Building	13,640,000
Costs Capitalized Subsequent to Acquisition	182,000
Land and improvements	20,359,000
Buildings and Improvements	13,822,000
Land Held for Development	0
Development and Construction in Progress	0
Total	34,181,000
Accumulated Depreciation	761,000
Year(s) built / renovated	1972
Depreciable Lives (Years)	-1	[2]
Ten Cambridge Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Ten Cambridge Center
Type	Office
Location	Cambridge, MA
Encumbrances	0
Original Land	1,299,000
Original Building	12,943,000
Costs Capitalized Subsequent to Acquisition	6,117,000
Land and improvements	2,395,000
Buildings and Improvements	17,964,000
Land Held for Development	0
Development and Construction in Progress	0
Total	20,359,000
Accumulated Depreciation	11,337,000
Year(s) built / renovated	1990
Depreciable Lives (Years)	-1	[2]
Three Cambridge Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Three Cambridge Center
Type	Office
Location	Cambridge, MA
Encumbrances	0
Original Land	174,000
Original Building	12,200,000
Costs Capitalized Subsequent to Acquisition	8,758,000
Land and improvements	965,000
Buildings and Improvements	20,167,000
Land Held for Development	0
Development and Construction in Progress	0
Total	21,132,000
Accumulated Depreciation	9,768,000
Year(s) built / renovated	1987
Depreciable Lives (Years)	-1	[2]
201 Spring Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	201 Spring Street
Type	Office
Location	Lexington, MA
Encumbrances	0
Original Land	2,849,000
Original Building	15,303,000
Costs Capitalized Subsequent to Acquisition	(154,000)
Land and improvements	3,124,000
Buildings and Improvements	14,874,000
Land Held for Development	0
Development and Construction in Progress	0
Total	17,998,000
Accumulated Depreciation	6,034,000
Year(s) built / renovated	1997
Depreciable Lives (Years)	-1	[2]
40 Shattuck Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	40 Shattuck Road
Type	Office
Location	Andover, MA
Encumbrances	0
Original Land	709,000
Original Building	14,740,000
Costs Capitalized Subsequent to Acquisition	2,453,000
Land and improvements	893,000
Buildings and Improvements	17,009,000
Land Held for Development	0
Development and Construction in Progress	0
Total	17,902,000
Accumulated Depreciation	5,547,000
Year(s) built / renovated	2001
Depreciable Lives (Years)	-1	[2]
Lexington Office Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Lexington Office Park
Type	Office
Location	Lexington, MA
Encumbrances	0
Original Land	998,000
Original Building	1,426,000
Costs Capitalized Subsequent to Acquisition	13,762,000
Land and improvements	1,264,000
Buildings and Improvements	14,922,000
Land Held for Development	0
Development and Construction in Progress	0
Total	16,186,000
Accumulated Depreciation	10,566,000
Year(s) built / renovated	1982
Depreciable Lives (Years)	-1	[2]
92 - 100 Hayden Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	92-100 Hayden Avenue
Type	Office
Location	Lexington, MA
Encumbrances	0
Original Land	594,000
Original Building	6,748,000
Costs Capitalized Subsequent to Acquisition	7,819,000
Land and improvements	802,000
Buildings and Improvements	14,359,000
Land Held for Development	0
Development and Construction in Progress	0
Total	15,161,000
Accumulated Depreciation	9,914,000
Year(s) built / renovated	1985
Depreciable Lives (Years)	-1	[2]
6601 and 6605 Springfield Center Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	6601 & 6605 Springfield Center Drive
Type	Land
Location	Springfield, VA
Encumbrances	0
Original Land	0
Original Building	0
Costs Capitalized Subsequent to Acquisition	13,866,000
Land and improvements	0
Buildings and Improvements	0
Land Held for Development	13,866,000
Development and Construction in Progress	0
Total	13,866,000
Accumulated Depreciation	0
Year(s) built / renovated	N/A
Depreciable Lives (Years)	N/A
181 Spring Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	181 Spring Street
Type	Office
Location	Lexington, MA
Encumbrances	0
Original Land	1,066,000
Original Building	9,520,000
Costs Capitalized Subsequent to Acquisition	1,950,000
Land and improvements	1,160,000
Buildings and Improvements	11,376,000
Land Held for Development	0
Development and Construction in Progress	0
Total	12,536,000
Accumulated Depreciation	4,007,000
Year(s) built / renovated	1999
Depreciable Lives (Years)	-1	[2]
195 West Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	195 West Street
Type	Office
Location	Waltham, MA
Encumbrances	0
Original Land	1,611,000
Original Building	6,652,000
Costs Capitalized Subsequent to Acquisition	4,175,000
Land and improvements	1,858,000
Buildings and Improvements	10,580,000
Land Held for Development	0
Development and Construction in Progress	0
Total	12,438,000
Accumulated Depreciation	6,187,000
Year(s) built / renovated	1990
Depreciable Lives (Years)	-1	[2]
91 Hartwell Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	91 Hartwell Avenue
Type	Office
Location	Lexington, MA
Encumbrances	0
Original Land	784,000
Original Building	6,464,000
Costs Capitalized Subsequent to Acquisition	4,984,000
Land and improvements	941,000
Buildings and Improvements	11,291,000
Land Held for Development	0
Development and Construction in Progress	0
Total	12,232,000
Accumulated Depreciation	7,535,000
Year(s) built / renovated	1985
Depreciable Lives (Years)	-1	[2]
Waltham Office Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Waltham Office Center
Type	Land
Location	Waltham, MA
Encumbrances	0
Original Land	0
Original Building	0
Costs Capitalized Subsequent to Acquisition	12,716,000
Land and improvements	165,000
Buildings and Improvements	8,445,000
Land Held for Development	4,106,000
Development and Construction in Progress	0
Total	12,716,000
Accumulated Depreciation	8,063,000
Year(s) built / renovated	N/A
Depreciable Lives (Years)	N/A
Eleven Cambridge Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Eleven Cambridge Center
Type	Office
Location	Cambridge, MA
Encumbrances	0
Original Land	121,000
Original Building	5,535,000
Costs Capitalized Subsequent to Acquisition	5,131,000
Land and improvements	324,000
Buildings and Improvements	10,463,000
Land Held for Development	0
Development and Construction in Progress	0
Total	10,787,000
Accumulated Depreciation	7,240,000
Year(s) built / renovated	1984
Depreciable Lives (Years)	-1	[2]
7501 Boston Boulevard, Building Seven [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	7501 Boston Boulevard, Building Seven
Type	Office
Location	Springfield, VA
Encumbrances	0
Original Land	665,000
Original Building	9,273,000
Costs Capitalized Subsequent to Acquisition	544,000
Land and improvements	791,000
Buildings and Improvements	9,691,000
Land Held for Development	0
Development and Construction in Progress	0
Total	10,482,000
Accumulated Depreciation	3,895,000
Year(s) built / renovated	1997
Depreciable Lives (Years)	-1	[2]
33 Hayden Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	33 Hayden Avenue
Type	Office
Location	Lexington, MA
Encumbrances	0
Original Land	266,000
Original Building	3,234,000
Costs Capitalized Subsequent to Acquisition	10,283,000
Land and improvements	425,000
Buildings and Improvements	13,358,000
Land Held for Development	0
Development and Construction in Progress	0
Total	13,783,000
Accumulated Depreciation	7,486,000
Year(s) built / renovated	1979
Depreciable Lives (Years)	-1	[2]
7435 Boston Boulevard, Building One [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	7435 Boston Boulevard, Building One
Type	Office
Location	Springfield, VA
Encumbrances	0
Original Land	392,000
Original Building	3,822,000
Costs Capitalized Subsequent to Acquisition	3,895,000
Land and improvements	659,000
Buildings and Improvements	7,450,000
Land Held for Development	0
Development and Construction in Progress	0
Total	8,109,000
Accumulated Depreciation	5,526,000
Year(s) built / renovated	1982
Depreciable Lives (Years)	-1	[2]
7450 Boston Boulevard, Building Three [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	7450 Boston Boulevard, Building Three
Type	Office
Location	Springfield, VA
Encumbrances	0
Original Land	1,165,000
Original Building	4,681,000
Costs Capitalized Subsequent to Acquisition	1,915,000
Land and improvements	1,430,000
Buildings and Improvements	6,331,000
Land Held for Development	0
Development and Construction in Progress	0
Total	7,761,000
Accumulated Depreciation	2,917,000
Year(s) built / renovated	1987
Depreciable Lives (Years)	-1	[2]
8000 Grainger Court, Building Five [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	8000 Grainger Court, Building Five
Type	Office
Location	Springfield, VA
Encumbrances	0
Original Land	366,000
Original Building	4,282,000
Costs Capitalized Subsequent to Acquisition	2,944,000
Land and improvements	601,000
Buildings and Improvements	6,991,000
Land Held for Development	0
Development and Construction in Progress	0
Total	7,592,000
Accumulated Depreciation	5,160,000
Year(s) built / renovated	1984
Depreciable Lives (Years)	-1	[2]
453 Ravendale Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	453 Ravendale Drive
Type	Office
Location	Mountain View, CA
Encumbrances	0
Original Land	5,477,000
Original Building	1,090,000
Costs Capitalized Subsequent to Acquisition	230,000
Land and improvements	5,477,000
Buildings and Improvements	1,320,000
Land Held for Development	0
Development and Construction in Progress	0
Total	6,797,000
Accumulated Depreciation	142,000
Year(s) built / renovated	1977
Depreciable Lives (Years)	-1	[2]
7500 Boston Boulevard, Building Six [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	7500 Boston Boulevard, Building Six
Type	Office
Location	Springfield, VA
Encumbrances	0
Original Land	138,000
Original Building	3,749,000
Costs Capitalized Subsequent to Acquisition	2,590,000
Land and improvements	406,000
Buildings and Improvements	6,071,000
Land Held for Development	0
Development and Construction in Progress	0
Total	6,477,000
Accumulated Depreciation	4,133,000
Year(s) built / renovated	1985
Depreciable Lives (Years)	-1	[2]
7601 Boston Boulevard, Building Eight [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	7601 Boston Boulevard, Building Eight
Type	Office
Location	Springfield, VA
Encumbrances	0
Original Land	200,000
Original Building	878,000
Costs Capitalized Subsequent to Acquisition	4,875,000
Land and improvements	551,000
Buildings and Improvements	5,402,000
Land Held for Development	0
Development and Construction in Progress	0
Total	5,953,000
Accumulated Depreciation	3,576,000
Year(s) built / renovated	1986
Depreciable Lives (Years)	-1	[2]
Fourteen Cambridge Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Fourteen Cambridge Center
Type	Office
Location	Cambridge, MA
Encumbrances	0
Original Land	110,000
Original Building	4,483,000
Costs Capitalized Subsequent to Acquisition	1,223,000
Land and improvements	273,000
Buildings and Improvements	5,543,000
Land Held for Development	0
Development and Construction in Progress	0
Total	5,816,000
Accumulated Depreciation	3,805,000
Year(s) built / renovated	1983
Depreciable Lives (Years)	-1	[2]
7300 Boston Boulevard, Building Thirteen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	7300 Boston Boulevard, Building Thirteen
Type	Office
Location	Springfield, VA
Encumbrances	0
Original Land	608,000
Original Building	4,773,000
Costs Capitalized Subsequent to Acquisition	230,000
Land and improvements	661,000
Buildings and Improvements	4,950,000
Land Held for Development	0
Development and Construction in Progress	0
Total	5,611,000
Accumulated Depreciation	3,934,000
Year(s) built / renovated	2002
Depreciable Lives (Years)	-1	[2]
8000 Corporate Court, Building Eleven [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	8000 Corporate Court, Building Eleven
Type	Office
Location	Springfield, VA
Encumbrances	0
Original Land	136,000
Original Building	3,071,000
Costs Capitalized Subsequent to Acquisition	1,484,000
Land and improvements	775,000
Buildings and Improvements	3,916,000
Land Held for Development	0
Development and Construction in Progress	0
Total	4,691,000
Accumulated Depreciation	2,355,000
Year(s) built / renovated	1989
Depreciable Lives (Years)	-1	[2]
7374 Boston Boulevard, Building Four [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	7374 Boston Boulevard, Building Four
Type	Office
Location	Springfield, VA
Encumbrances	0
Original Land	241,000
Original Building	1,605,000
Costs Capitalized Subsequent to Acquisition	1,902,000
Land and improvements	398,000
Buildings and Improvements	3,350,000
Land Held for Development	0
Development and Construction in Progress	0
Total	3,748,000
Accumulated Depreciation	2,327,000
Year(s) built / renovated	1984
Depreciable Lives (Years)	-1	[2]
7375 Boston Boulevard, Building Ten [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	7375 Boston Boulevard, Building Ten
Type	Office
Location	Springfield, VA
Encumbrances	0
Original Land	23,000
Original Building	2,685,000
Costs Capitalized Subsequent to Acquisition	1,007,000
Land and improvements	93,000
Buildings and Improvements	3,622,000
Land Held for Development	0
Development and Construction in Progress	0
Total	3,715,000
Accumulated Depreciation	2,261,000
Year(s) built / renovated	1988
Depreciable Lives (Years)	-1	[2]
7451 Boston Boulevard, Building Two [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	7451 Boston Boulevard, Building Two
Type	Office
Location	Springfield, VA
Encumbrances	0
Original Land	249,000
Original Building	1,542,000
Costs Capitalized Subsequent to Acquisition	1,313,000
Land and improvements	613,000
Buildings and Improvements	2,491,000
Land Held for Development	0
Development and Construction in Progress	0
Total	3,104,000
Accumulated Depreciation	2,131,000
Year(s) built / renovated	1982
Depreciable Lives (Years)	-1	[2]
32 Hartwell Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	32 Hartwell Avenue
Type	Office
Location	Lexington, MA
Encumbrances	0
Original Land	168,000
Original Building	1,943,000
Costs Capitalized Subsequent to Acquisition	800,000
Land and improvements	314,000
Buildings and Improvements	2,597,000
Land Held for Development	0
Development and Construction in Progress	0
Total	2,911,000
Accumulated Depreciation	1,568,000
Year(s) built / renovated	1968-1979/1987
Depreciable Lives (Years)	-1	[2]
164 Lexington Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	164 Lexington Road
Type	Office
Location	Billerica, MA
Encumbrances	0
Original Land	592,000
Original Building	1,370,000
Costs Capitalized Subsequent to Acquisition	319,000
Land and improvements	643,000
Buildings and Improvements	1,638,000
Land Held for Development	0
Development and Construction in Progress	0
Total	2,281,000
Accumulated Depreciation	703,000
Year(s) built / renovated	1982
Depreciable Lives (Years)	-1	[2]
Seventeen Hartwell Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	17 Hartwell Avenue
Type	Office
Location	Lexington, MA
Encumbrances	0
Original Land	26,000
Original Building	150,000
Costs Capitalized Subsequent to Acquisition	1,002,000
Land and improvements	65,000
Buildings and Improvements	1,113,000
Land Held for Development	0
Development and Construction in Progress	0
Total	1,178,000
Accumulated Depreciation	639,000
Year(s) built / renovated	1968
Depreciable Lives (Years)	-1	[2]
Residences on The Avenue, Two Two Two One I St., NW [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Residences on The Avenue, 2221 I St., NW
Type	Residential
Location	Washington, DC
Encumbrances	0
Original Land	0
Original Building	119,874,000
Costs Capitalized Subsequent to Acquisition	(32,000)
Land and improvements	0
Buildings and Improvements	119,842,000
Land Held for Development	0
Development and Construction in Progress	0
Total	119,842,000
Accumulated Depreciation	7,948,000
Year(s) built / renovated	2011
Depreciable Lives (Years)	-1	[2]
The Lofts At Atlantic Wharf [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	The Lofts at Atlantic Wharf
Type	Residential
Location	Boston, MA
Encumbrances	0
Original Land	3,529,000
Original Building	54,891,000
Costs Capitalized Subsequent to Acquisition	1,543,000
Land and improvements	3,529,000
Buildings and Improvements	56,434,000
Land Held for Development	0
Development and Construction in Progress	0
Total	59,963,000
Accumulated Depreciation	3,591,000
Year(s) built / renovated	2011
Depreciable Lives (Years)	-1	[2]
Cambridge Center Marriott [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Cambridge Center Marriott
Type	Hotel
Location	Cambridge, MA
Encumbrances	0
Original Land	478,000
Original Building	37,918,000
Costs Capitalized Subsequent to Acquisition	35,981,000
Land and improvements	1,201,000
Buildings and Improvements	73,176,000
Land Held for Development	0
Development and Construction in Progress	0
Total	74,377,000
Accumulated Depreciation	47,182,000
Year(s) built / renovated	1986
Depreciable Lives (Years)	-1	[2]
Cambridge Center East Garage [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Cambridge Center East Garage
Type	Garage
Location	Cambridge, MA
Encumbrances	0
Original Land	0
Original Building	35,035,000
Costs Capitalized Subsequent to Acquisition	1,487,000
Land and improvements	103,000
Buildings and Improvements	36,419,000
Land Held for Development	0
Development and Construction in Progress	0
Total	36,522,000
Accumulated Depreciation	6,684,000
Year(s) built / renovated	1984
Depreciable Lives (Years)	-1	[2]
Cambridge Center West Garage [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Cambridge Center West Garage
Type	Garage
Location	Cambridge, MA
Encumbrances	0
Original Land	1,256,000
Original Building	15,697,000
Costs Capitalized Subsequent to Acquisition	1,553,000
Land and improvements	1,434,000
Buildings and Improvements	17,072,000
Land Held for Development	0
Development and Construction in Progress	0
Total	18,506,000
Accumulated Depreciation	3,364,000
Year(s) built / renovated	2006
Depreciable Lives (Years)	-1	[2]
Cambridge Center North Garage [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Cambridge Center North Garage
Type	Garage
Location	Cambridge, MA
Encumbrances	0
Original Land	1,163,000
Original Building	11,633,000
Costs Capitalized Subsequent to Acquisition	1,085,000
Land and improvements	1,163,000
Buildings and Improvements	12,718,000
Land Held for Development	0
Development and Construction in Progress	0
Total	13,881,000
Accumulated Depreciation	8,157,000
Year(s) built / renovated	1990
Depreciable Lives (Years)	-1	[2]
250 West 55th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	250 West 55th Street
Type	Development
Location	New York, NY
Encumbrances	0
Original Land	0
Original Building	0
Costs Capitalized Subsequent to Acquisition	818,243,000
Land and improvements	16,305,000
Buildings and Improvements	45,476,000
Land Held for Development	0
Development and Construction in Progress	756,462,000
Total	818,243,000
Accumulated Depreciation	483,000
Year(s) built / renovated	N/A
Depreciable Lives (Years)	N/A
Transbay Tower [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Transbay Tower
Type	Development
Location	San Francisco, CA
Encumbrances	0
Original Land	0
Original Building	0
Costs Capitalized Subsequent to Acquisition	255,406,000
Land and improvements	0
Buildings and Improvements	0
Land Held for Development	0
Development and Construction in Progress	255,406,000
Total	255,406,000
Accumulated Depreciation	0
Year(s) built / renovated	N/A
Depreciable Lives (Years)	N/A
680 Folsom Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	680 Folsom Street
Type	Development
Location	San Francisco, CA
Encumbrances	0
Original Land	0
Original Building	0
Costs Capitalized Subsequent to Acquisition	241,093,000
Land and improvements	0
Buildings and Improvements	0
Land Held for Development	3,475,000
Development and Construction in Progress	237,618,000
Total	241,093,000
Accumulated Depreciation	0
Year(s) built / renovated	N/A
Depreciable Lives (Years)	N/A
The Avant at Reston Town Center Residential [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	The Avant at Reston Town Center Residential
Type	Development
Location	Reston, VA
Encumbrances	0
Original Land	0
Original Building	0
Costs Capitalized Subsequent to Acquisition	107,022,000
Land and improvements	12,741,000
Buildings and Improvements	55,701,000
Land Held for Development	0
Development and Construction in Progress	38,580,000
Total	107,022,000
Accumulated Depreciation	160,000
Year(s) built / renovated	N/A
Depreciable Lives (Years)	N/A
Seventeen Cambridge Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Seventeen Cambridge Center
Type	Office
Location	Cambridge, MA
Encumbrances	0
Original Land	18,080,000
Original Building	51,262,000
Costs Capitalized Subsequent to Acquisition	0
Land and improvements	18,080,000
Buildings and Improvements	51,262,000
Land Held for Development	0
Development and Construction in Progress	0
Total	69,342,000
Accumulated Depreciation	1,080,000
Year(s) built / renovated	2013
Depreciable Lives (Years)	(1)	[2]
Plaza at Almaden [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Plaza at Almaden
Type	Land
Location	San Jose, CA
Encumbrances	0
Original Land	0
Original Building	0
Costs Capitalized Subsequent to Acquisition	29,003,000
Land and improvements	0
Buildings and Improvements	0
Land Held for Development	29,003,000
Development and Construction in Progress	0
Total	29,003,000
Accumulated Depreciation	0
Year(s) built / renovated	N/A
Depreciable Lives (Years)	N/A
Springfield Metro Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Springfield Metro Center
Type	Land
Location	Springfield, VA
Encumbrances	0
Original Land	0
Original Building	0
Costs Capitalized Subsequent to Acquisition	32,073,000
Land and improvements	0
Buildings and Improvements	0
Land Held for Development	32,073,000
Development and Construction in Progress	0
Total	32,073,000
Accumulated Depreciation	0
Year(s) built / renovated	N/A
Depreciable Lives (Years)	N/A
Tower Oaks Master Plan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Tower Oaks Master Plan
Type	Land
Location	Rockville, MD
Encumbrances	0
Original Land	0
Original Building	0
Costs Capitalized Subsequent to Acquisition	28,976,000
Land and improvements	0
Buildings and Improvements	0
Land Held for Development	28,976,000
Development and Construction in Progress	0
Total	28,976,000
Accumulated Depreciation	0
Year(s) built / renovated	N/A
Depreciable Lives (Years)	N/A
Reston Signature Site [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Reston Signature Site
Type	Land
Location	Reston, VA
Encumbrances	0
Original Land	0
Original Building	0
Costs Capitalized Subsequent to Acquisition	27,890,000
Land and improvements	0
Buildings and Improvements	0
Land Held for Development	27,890,000
Development and Construction in Progress	0
Total	27,890,000
Accumulated Depreciation	0
Year(s) built / renovated	N/A
Depreciable Lives (Years)	N/A
Prospect Hill [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Prospect Hill
Type	Land
Location	Waltham, MA
Encumbrances	0
Original Land	0
Original Building	0
Costs Capitalized Subsequent to Acquisition	24,197,000
Land and improvements	0
Buildings and Improvements	667,000
Land Held for Development	23,530,000
Development and Construction in Progress	0
Total	24,197,000
Accumulated Depreciation	0
Year(s) built / renovated	N/A
Depreciable Lives (Years)	N/A
Washingtonian North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Washingtonian North
Type	Land
Location	Gaithersburg, MD
Encumbrances	0
Original Land	0
Original Building	0
Costs Capitalized Subsequent to Acquisition	18,290,000
Land and improvements	0
Buildings and Improvements	0
Land Held for Development	18,290,000
Development and Construction in Progress	0
Total	18,290,000
Accumulated Depreciation	0
Year(s) built / renovated	N/A
Depreciable Lives (Years)	N/A
103 4th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	103 4th Avenue
Type	Land
Location	Waltham, MA
Encumbrances	0
Original Land	0
Original Building	0
Costs Capitalized Subsequent to Acquisition	11,918,000
Land and improvements	0
Buildings and Improvements	0
Land Held for Development	11,918,000
Development and Construction in Progress	0
Total	11,918,000
Accumulated Depreciation	0
Year(s) built / renovated	N/A
Depreciable Lives (Years)	N/A
Cambridge Master Plan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Cambridge Master Plan
Type	Land
Location	Cambridge, MA
Encumbrances	0
Original Land	0
Original Building	0
Costs Capitalized Subsequent to Acquisition	11,153,000
Land and improvements	0
Buildings and Improvements	0
Land Held for Development	11,153,000
Development and Construction in Progress	0
Total	11,153,000
Accumulated Depreciation	0
Year(s) built / renovated	N/A
Depreciable Lives (Years)	N/A
Reston Gateway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Reston Gateway
Type	Land
Location	Reston, VA
Encumbrances	0
Original Land	0
Original Building	0
Costs Capitalized Subsequent to Acquisition	9,682,000
Land and improvements	0
Buildings and Improvements	0
Land Held for Development	9,682,000
Development and Construction in Progress	0
Total	9,682,000
Accumulated Depreciation	0
Year(s) built / renovated	N/A
Depreciable Lives (Years)	N/A
Reston Eastgate [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Reston Eastgate
Type	Land
Location	Reston, VA
Encumbrances	0
Original Land	0
Original Building	0
Costs Capitalized Subsequent to Acquisition	8,807,000
Land and improvements	0
Buildings and Improvements	0
Land Held for Development	8,807,000
Development and Construction in Progress	0
Total	8,807,000
Accumulated Depreciation	0
Year(s) built / renovated	N/A
Depreciable Lives (Years)	N/A
Crane Meadow [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Crane Meadow
Type	Land
Location	Marlborough, MA
Encumbrances	0
Original Land	0
Original Building	0
Costs Capitalized Subsequent to Acquisition	8,725,000
Land and improvements	0
Buildings and Improvements	0
Land Held for Development	8,725,000
Development and Construction in Progress	0
Total	8,725,000
Accumulated Depreciation	0
Year(s) built / renovated	N/A
Depreciable Lives (Years)	N/A
Broad Run Business Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Broad Run Business Park
Type	Land
Location	Loudon County, VA
Encumbrances	0
Original Land	0
Original Building	0
Costs Capitalized Subsequent to Acquisition	7,888,000
Land and improvements	1,621,000
Buildings and Improvements	0
Land Held for Development	6,267,000
Development and Construction in Progress	0
Total	7,888,000
Accumulated Depreciation	0
Year(s) built / renovated	N/A
Depreciable Lives (Years)	N/A
30 Shattuck Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	30 Shattuck Road
Type	Land
Location	Andover, MA
Encumbrances	0
Original Land	0
Original Building	0
Costs Capitalized Subsequent to Acquisition	1,212,000
Land and improvements	0
Buildings and Improvements	0
Land Held for Development	1,212,000
Development and Construction in Progress	0
Total	1,212,000
Accumulated Depreciation	$ 0
Year(s) built / renovated	N/A
Depreciable Lives (Years)	N/A
Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation	life of the lease

[1]	(2)Includes the unamortized balance of the historical fair value adjustment totaling approximately $191.2 million.
[2]	(1)Depreciation of the buildings and improvements are calculated over lives ranging from the life of the lease to 40 years.